18. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Intangible Assets
INTANGIBLE ASSETS

18.         INTANGIBLE ASSETS

The intangible assets rollforward is set forth below:

	Weighted average amortization rate (p.a.)	12.31.16	Additions	Disposals	Business combination	Transfers	Exchange rate variation	12.31.17
Cost
Non-compete agreement	-	51.0	11.5	-	0.5	-	(1.0)	62.0
Goodwill	-	4,343.5	-	-	(203.7)	-	52.4	4,192.2
AKF	-	129.5	-	-	(2.1)	-	4.1	131.5
Alimentos Calchaquí	-	342.0	-	-	(152.3)	-	(31.8)	157.9
Ava	-	49.4	-	-	-	-	-	49.4
Avex	-	18.8	-	-	-	-	(2.7)	16.1
Banvit Bandirma Vitaminli	-	-	-	-	203.8	-	(10.0)	193.8
BRF AFC	-	162.7	-	-	(33.4)	-	2.6	131.9
BRF Holland B.V.	-	22.5	-	-	-	-	3.5	26.0
BRF Invicta	-	119.0	-	-	-	-	12.9	131.9
Dánica	-	4.8	-	-	-	-	(0.7)	4.1
Eclipse Holding Cooperatief	-	209.9	-	-	(202.1)	-	(6.4)	1.4
Eleva Alimentos	-	808.1	-	-	-	-	-	808.1
Federal Foods LLC	-	70.5	-	-	(7.3)	-	0.7	63.9
Federal Foods Qatar L.L.C	-	308.4	-	-	-	-	4.8	313.2
GFS Group	-	684.5	-	-	-	-	87.1	771.6
GQFE - Golden Quality Foods Europe	-	2.4	-	-	-	-	0.4	2.8
Incubatório Paraíso	-	0.7	-	-	-	-	-	0.7
Invicta Food Group	-	0.6	-	-	-	-	0.1	0.7
Paraíso Agroindustrial	-	16.8	-	-	-	-	-	16.8
Perdigão Mato Grosso	-	7.6	-	-	-	-	-	7.6
Quickfood	-	113.8	-	-	-	-	(16.7)	97.1
Sadia	-	1,214.0	-	-	-	-	-	1,214.0
Universal Meats Ltd.	-	57.6	-	-	(10.2)	-	4.6	52.0
Import quotas	-	58.2	-	-	42.2	-	11.4	111.8
Outgrowers relationship	-	14.7	0.3	-	-	-	-	15.0
Trademarks	-	1,313.2	-	-	386.9	-	(50.2)	1,649.9
Patents	-	6.9	-	-	-	-	(0.1)	6.8
Customer relationship	-	815.2	-	-	403.5	10.6	(8.5)	1,220.8
Supplier relationship	-	14.6	-	(2.0)	-	(10.6)	0.1	2.1
Software	-	504.3	40.3	(176.9)	2.7	146.3	(0.4)	516.3
		7,121.6	52.1	(178.9)	632.1	146.3	3.7	7,776.9

Amortization
Non-compete agreement	27.59%	(7.6)	(16.1)	-	-	-	0.3	(23.4)
Import quotas	73.63%	(21.7)	(63.5)	-	-	-	(7.9)	(93.1)
Outgrowers relationship	13.15%	(7.7)	(1.9)	-	-	-	-	(9.6)
Patents	27.42%	(3.9)	(1.1)	-	-	-	0.1	(4.9)
Customer relationship	7.59%	(81.3)	(72.2)	-	0.2	-	(1.2)	(154.5)
Supplier relationship	5.00%	(2.0)	(0.1)	2.0	-	-	-	(0.1)
Software	19.93%	(324.8)	(145.0)	175.5	-	-	0.6	(293.7)
		(449.0)	(299.9)	177.5	0.2	-	(8.1)	(579.3)
		6,672.6	(247.8)	(1.4)	632.3	146.3	(4.4)	7,197.6
	Weighted average amortization rate (p.a.)	12.31.15	Additions	Disposals	Business combination	Transfers	Exchange rate variation	12.31.16
Cost
Non-compete agreement	-	15.6	18.6	(0.3)	-	27.4	(10.3)	51.0
Goodwill	-	2,778.1	-	-	2,557.9	(432.1)	(560.4)	4,343.5
AKF	-	-	-	-	136.5	11.0	(18.0)	129.5
Alimentos Calchaquí	-	-	-	-	397.8	-	(55.8)	342.0
Ava	-	49.4	-	-	-	-	-	49.4
Avex	-	27.6	-	-	-	-	(8.8)	18.8
BRF AFC	-	196.1	-	-	-	-	(33.4)	162.7
BRF Holland B.V.	-	27.8	-	-	-	-	(5.3)	22.5
BRF Invicta	-	170.7	-	-	-	-	(51.7)	119.0
Dánica	-	7.0	-	-	-	-	(2.2)	4.8
Eclipse Holding Cooperatief	-	-	-	-	230.5	0.3	(20.9)	209.9
Eleva Alimentos	-	808.1	-	-	-	-	-	808.1
Federal Foods LLC	-	84.4	-	-	-	-	(13.9)	70.5
Federal Foods Qatar L.L.C	-	-	-	-	564.2	(182.9)	(72.9)	308.4
GFS Group	-	-	-	-	1,079.4	(199.1)	(195.8)	684.5
GQFE - Golden Quality Foods Europe	-	-	-	-	3.1	-	(0.7)	2.4
Incubatório Paraíso	-	0.7	-	-	-	-	-	0.7
Invicta Food Group	-	0.9	-	-	-	-	(0.3)	0.6
Paraíso Agroindustrial	-	16.8	-	-	-	-	-	16.8
Perdigão Mato Grosso	-	7.6	-	-	-	-	-	7.6
Quickfood	-	167.0	-	-	-	-	(53.2)	113.8
Sadia	-	1,214.0	-	-	-	-	-	1,214.0
Universal Meats Ltd.	-	-	-	-	146.4	(61.4)	(27.4)	57.6
Import quotas	-	62.3	-	-	-	17.5	(21.6)	58.2
Outgrowers relationship	-	14.2	0.5	-	-	-	-	14.7
Trademarks	-	1,372.0	-	-	-	5.9	(64.7)	1,313.2
Patents	-	4.8	2.4	-	0.6	-	(0.9)	6.9
Customer relationship	-	620.8	-	-	-	370.6	(176.2)	815.2
Supplier relationship	-	9.7	-	(6.5)	-	16.2	(4.8)	14.6
Software	-	462.9	41.2	(43.3)	5.7	53.5	(15.7)	504.3
		5,340.4	62.7	(50.1)	2,564.2	59.0	(854.6)	7,121.6

Amortization
Non-compete agreement	30.07%	(0.7)	(7.8)	0.3	-	-	0.6	(7.6)
Import quotas	50.00%	-	(25.6)	-	-	-	3.9	(21.7)
Outgrowers relationship	12.50%	(5.8)	(1.9)	-	-	-	-	(7.7)
Patents	24.07%	(3.0)	(1.1)	-	(0.6)	-	0.8	(3.9)
Customer relationship	7.71%	(49.8)	(47.3)	-	-	(2.7)	18.5	(81.3)
Supplier relationship	42.00%	(9.7)	-	6.5	-	-	1.2	(2.0)
Software	20.00%	(260.5)	(109.9)	41.1	(3.2)	(0.1)	7.8	(324.8)
		(329.5)	(193.6)	47.9	(3.8)	(2.8)	32.8	(449.0)
		5,010.9	(130.9)	(2.2)	2,560.4	56.2	(821.8)	6,672.6

Amortization of outgrowers relationship, suppliers relationship and import quotas amortization are recognized as a cost of sales in the statement of income, the amortization of customer relationship is recognized in selling expenses, while non-compete agreement, patents and software amortization is recorded according to its use as cost of sales, administrative or sales expenses.

Trademarks recorded in intangible assets come mainly from the business combination with Sadia, Quickfood and Avex and are considered assets with indefinite useful life.

The goodwill is based on expected future profitability supported by valuation reports, after purchase price allocation.

Goodwill and intangible assets with indefinite useful life (trademarks) are allocated to cash-generating units as presented in note 5.

The Company annually performs an impairment test of its assets through the discounted cash flow method. In 2017, BRF used its strategic plan as a basis for the test, which considers the future cash flows until 2020 and perpetuity of 3.84% from the same date, based on historical information and market projections of government agencies and associations, such as the International Monetary Fund (IMF), Brazilian Central Bank (BACEN), among others. In the Management’s opinion, the use of a three-year projection period is adequate as it provides more reliable information as well as greater security in evaluating the expected profitability of the tested assets.

Management adopted the weighted average cost of capital – WACC as the discount rate to the development of discount cash flow, that varied from 9.74% p.a. to 13.25% p.a., according to the reportable operating segment and also adopted the assumptions shown in the table below:

	2017	2018	2019	2020
GDB Brazil	0.70%	2.56%	3.11%	2.83%
Inflation Brazil	3.03%	4.20%	3.95%	3.84%

The rates above do not consider any tax effect.

Based on Management analyses performed during 2017, no impairment loss was identified.

In addition to the above mentioned recovery analysis, management prepared a sensitivity analysis for each reportable operating segment considering the variations in the EBIT margin and in the nominal WACC as presented below:

		Variations
Apreciation (devaluation)	1.0%	0.0%	-1.0%
BRAZIL
WACC (1)	12.99%	11.99%	10.99%
EBIT MARGIN	15.82%	14.82%	13.82%

INTERNATIONAL
WACC (1)	10.51%	9.51%	8.51%
EBIT MARGIN	8.98%	7.98%	6.98%

ONE FOODS
WACC (1)	11.94%	10.94%	9.94%
EBIT MARGIN	14.00%	13.00%	12.00%

SOUTHERN CONE
WACC (1)	14.25%	13.25%	12.25%
EBIT MARGIN	7.86%	6.86%	5.86%

(1)       WACC in Reais for the Brazil segment and in USD for the other segments.

Based on the above scenarios, the Company determined that there is no need to recognize an impairment loss to the intangible assets with indefinite useful life.